Finance Expense - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Disclosure of finance expense [abstract]
Description of financial instrument	Finance expense arising on derivatives at fair value through profit or loss relates to swap interest expense.
Interest paid relating to income taxes		£ 39
Interest received relating to income taxes	£ 0